BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 5,530,105	$ 3,671,151
Total current assets	5,530,105	3,671,151
Fixed assets, net of accumulated depreciation of $7,042 and $3,874	8,791	11,959
Prepaid fees		3,500
Intangible assets, net of accumulated amortization of $60,023 and $43,029	152,145	169,139
Total assets	5,691,041	3,855,749
Current liabilities:
Accounts payable and accrued expenses	781,660	139,169
Accrued interest - stockholder	16,927	12,517
Convertible notes payable - stockholder	105,000	105,000
Total current liabilities	903,587	256,686
Warrant derivative liabilities	1,734,127	2,314,033
Total liabilities	2,637,714	2,570,719
Commitments and contingencies
Stockholders' equity:
Preferred stock, par value $.0001 per share; 10,000,000 shares authorized, none issued and outstanding
Common stock, par value $.0001 per share; 80,000,000 shares authorized, 21,457,419 and 17,604,465 shares issued and outstanding, respectively	2,146	1,760
Common stock subscribed		611,846
Additional paid-in capital	23,214,656	15,120,792
Deficit accumulated during the development stage	(20,163,475)	(14,449,368)
Total stockholders' equity	3,053,327	1,285,030
Total liabilities and stockholders' equity	$ 5,691,041	$ 3,855,749